Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net loss for the period	$ (6,814)	$ (3,292)
Items not involving cash:
Stock-based compensation	2,228	61
Depreciation and amortization	16	23
Unrealized foreign exchange loss	26	(21)
Change in non-cash operating working capital:
Prepaid expenses	73	114
Other assets	(23)	29
Accounts payable	(227)	273
Accrued liabilities	667	168
Cash used in operating activities	(4,054)	(2,645)
Cash flows from financing activities:
Cost of offerings	(5)	(21)
Cash provided by financing activities	8,855	3,676
Cash flows from (used in) investing activities:
Purchase of property and equipment	(24)
Cash provided by (used in) investing activities	(24)
Effect of exchange rate fluctuations on cash and cash equivalents held		21
Increase in cash and cash equivalents	4,777	1,052
Cash and cash equivalents, beginning of period	10,631	7,940
Cash and cash equivalents, end of period	15,408	8,992
The 2018 and 2017 Share Purchase Agreement [Member]
Cash flows from financing activities:
Issuance of common shares	8,860
The 2018 ATM Offering [Member]
Cash flows from financing activities:
Issuance of common shares		$ 3,697